7. CONVERTIBLE NOTES PAYABLE (Details) (USD $)	3 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Convertible Promissory Notes One [Member]	Dec. 31, 2012 Convertible Promissory Notes One [Member]	Dec. 31, 2013 Convertible Promissory Notes Two [Member]	Dec. 31, 2012 Convertible Promissory Notes Two [Member]	Dec. 31, 2013 Convertible Promissory Notes Three [Member]	Dec. 31, 2012 Convertible Promissory Notes Three [Member]	Dec. 31, 2013 Convertible Promissory Notes Four [Member]	Dec. 31, 2012 Convertible Promissory Notes Four [Member]	Dec. 31, 2013 Convertible Promissory Notes Five [Member]	Dec. 31, 2012 Convertible Promissory Notes Five [Member]	Dec. 31, 2013 Convertible Promissory Notes Six [Member]	Dec. 31, 2012 Convertible Promissory Notes Six [Member]	Dec. 31, 2013 Convertible Promissory Notes Seven [Member]	Dec. 31, 2012 Convertible Promissory Notes Seven [Member]	Dec. 31, 2013 Convertible Promissory Notes Eight [Member]	Dec. 31, 2012 Convertible Promissory Notes Eight [Member]	Dec. 31, 2013 Convertible Promissory Notes Nine [Member]	Dec. 31, 2012 Convertible Promissory Notes Nine [Member]	Dec. 31, 2013 Convertible Promissory Notes Ten [Member]	Dec. 31, 2012 Convertible Promissory Notes Ten [Member]	Dec. 31, 2013 Convertible Promissory Notes Eleven [Member]	Dec. 31, 2012 Convertible Promissory Notes Eleven [Member]	Dec. 31, 2013 Convertible Promissory Notes Twelve [Member]	Dec. 31, 2012 Convertible Promissory Notes Twelve [Member]	Dec. 31, 2013 Convertible Promissory Notes Thirteen [Member]	Dec. 31, 2012 Convertible Promissory Notes Thirteen [Member]	Dec. 31, 2013 Convertible Promissory Notes Fourteen [Member]	Dec. 31, 2012 Convertible Promissory Notes Fourteen [Member]	Dec. 31, 2013 Convertible Promissory Notes Fifteen [Member]	Dec. 31, 2012 Convertible Promissory Notes Fifteen [Member]	Dec. 31, 2013 Convertible Promissory Notes Sixteen [Member]	Dec. 31, 2012 Convertible Promissory Notes Sixteen [Member]	Dec. 31, 2013 Convertible Promissory Notes Seventeen [Member]	Dec. 31, 2012 Convertible Promissory Notes Seventeen [Member]	Dec. 31, 2013 Convertible Promissory Notes Eighteen [Member]	Dec. 31, 2012 Convertible Promissory Notes Eighteen [Member]	Dec. 31, 2013 Convertible Promissory Notes Nineteen [Member]	Dec. 31, 2012 Convertible Promissory Notes Nineteen [Member]	Dec. 31, 2013 Convertible Promissory Notes Twenty [Member]	Dec. 31, 2012 Convertible Promissory Notes Twenty [Member]	Dec. 31, 2013 Convertible Promissory Notes Twenty One [Member]	Dec. 31, 2012 Convertible Promissory Notes Twenty One [Member]	Dec. 31, 2013 Convertible Promissory Notes [Member]	Dec. 31, 2012 Convertible Promissory Notes [Member]
Total Convertible note payable				$ 0	$ 12,409	$ 0	$ 23,699	$ 0	$ 19,022	$ 0	$ 6,096	$ 0	$ 6,101	$ 119,726	$ 6,674	$ 0	$ 1,648	$ 10,059	$ 0	$ 32,500	$ 0	$ 15,492	$ 0	$ 20,269	$ 0	$ 14,000	$ 0	$ 13,023	$ 0	$ 11,287	$ 0	$ 12,527	$ 0	$ 17,931	$ 0	$ 14,451	$ 0	$ 5,986	$ 0	$ 10,274	$ 0	$ 3,822	$ 0	$ 1,375	$ 0	$ 302,722	$ 75,649
Less short term portion	(300,314)	(278,266)	(68,975)																																											(278,266)	(68,975)
Long term portion	0	24,456	6,674																																											24,456	6,674
Maturity date	Dec. 31, 2014			Mar. 21, 2013		Jul. 11, 2013		May 06, 2013		Oct. 03, 2013		Aug. 13, 2013		Dec. 31, 2014		Sep. 19, 2013		Jan. 24, 2015		Dec. 19, 2013		Jul. 01, 2014		Apr. 15, 2014		May 15, 2014		Jan. 24, 2015		Aug. 21, 2014		Jun. 18, 2014		Jul. 14, 2014		Aug. 16, 2014		Oct. 22, 2014		Nov. 01, 2014		Sep. 10, 2014		Jan. 24, 2015
Unamortized debt discount	$ 344,002	$ 353,129	$ 123,525	$ 5,091		$ 26,301		$ 15,978		$ 18,904		$ 26,399		$ 119,274	$ 43,326	$ 30,852		$ 17,712				$ 12,478		$ 12,231		$ 13,500		$ 36,977		$ 19,925		$ 19,973		$ 20,569		$ 24,049		$ 25,226		$ 47,226		$ 38,678		$ 48,625